GOING CONCERN (Details Narrative) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 71,083,942	$ 28,823,273	$ 10,228,513